Marketable Equity Securities (Tables)	6 Months Ended
Jun. 30, 2026
Marketable Equity Securities [Abstract]
Schedule of Marketable Equity Securities	Marketable equity securities consisted of the following:
	As of December 31,	As of June 30,
	2025	2026
Cost	$4,977,798	$4,803,878
Unrealized gains	2,300	2,477,310
Total	$4,980,098	$7,281,188